OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Schedule of other current and non-current financial assets

	Current		Non-current
Other financial assets	12.31.2025	12.31.2024	12.31.2025	12.31.2024
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets measured at amortized cost (1)	45,317,232	72,481,578	2,903,350	2,933,957
Financial assets at fair value (2)	657,477	4,105,005	142,975,857	144,550,766
Other financial assets (3)	—	—	18,491,729	21,935,580
Total	45,974,709	76,586,583	164,370,936	169,420,303
(1)	Financial instrument that do not meet the definition of cash equivalents pursuant to Note 2.13.
(2)	Market value of hedging instruments. See details in Note 22.
(3)	Correspond to the rights in the Argentinean company Alimentos de Soya S.A., manufacturing company of “AdeS” products, which are framed in the purchase of the “AdeS” brand managed by The Coca-Cola Company at the end of 2016.